STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.8%
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A,
3.06%, 4/15/2026 300,000 299,679
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3,
0.41%, 11/18/2025 131,802 129,129
World Omni Automobile Lease Securitization Trust, Series 2022-A,
Class A3, 3.21%, 2/18/2025 129,596 129,230
Total Asset-Backed Securities (cost $580,714) 558,038
Commercial Paper – 46.7%
Atlantic Asset Securitization LLC
5.58%, 4/01/2024
(a)(b)
450,000 449,734
5.41%, 5/14/2024
(a)(b)
1,000,000 984,462
Bank of Montreal, 5.48%, 9/04/2024
(a)(b)
1,400,000 1,367,136
CAFCO LLC, 5.69%, 4/30/2024
(a)(b)
1,250,000 1,243,853
Commonwealth Bank of Australia, 5.22%, 10/16/2024
(a)(b)
1,600,000 1,553,893
Credit Industriel et Commercial, 5.28%, 10/09/2024
(a)(b)
1,000,000 970,893
DNB ASA, 5.47%, 6/20/2024
(b)
2,000,000 1,975,305
Gotham Funding Corp., 5.56%, 4/01/2024
(a)(b)
1,200,000 1,199,291
HSBC Bank PLC, 5.98% (1 Month SOFR + 0.66%), 6/21/2024
(a)(c)
460,000 460,548
ING (U.S.) Funding LLC
5.63%, 6/03/2024
(a)(b)
1,250,000 1,237,524
5.40%, 9/05/2024
(b)
500,000 488,174
Liberty Street Funding Corp., 5.53%, 5/20/2024
(a)(b)
1,000,000 973,573
LMA SA/LMA-Americas LLC, 5.89%, 4/11/2024
(a)(b)
800,000 798,331
Macqurie Bank Ltd., 5.29%, 9/16/2024
(a)(b)
2,000,000 1,948,989
MetLife, 5.44% (1 Month SOFR + 0.12%), 8/16/2024
(a)(c)
1,500,000 1,499,801
MUFG Bank Ltd., 5.79%, 5/20/2024
(b)
500,000 496,098
Natixis SA, 5.45%, 8/05/2024
(b)
2,000,000 1,961,862
Old Line Funding LLC, 5.56% (1 Month SOFR + 0.24%),
8/01/2024
(a)(c)
1,850,000 1,850,952
Oversea-Chinese Banking Corp. Ltd., 5.50%, 6/21/2024
(b)
2,500,000 2,468,497
Standard Chartered Bank, 5.26%, 10/01/2024
(a)(b)
1,500,000 1,458,872
Starbird Funding Corp., 5.56%, 6/18/2024
(a)(b)
2,000,000 1,975,593
Svenska Handelsbanken AB
5.45%, 6/03/2024
(a)(b)
1,500,000 1,485,318
6.02%, 9/18/2024
(b)
425,000 414,221
Swedbank AB
5.40%, 7/17/2024
(b)
2,000,000 1,967,241
5.37%, 3/13/2025
(a)(b)
750,000 712,983
Toronto-Dominion Bank (The), 5.88% (3 Month SOFR + 0.56%),
10/28/2024
(a)(c)
350,000 350,652
United Overseas Bank Ltd., 5.55% (1 Month SOFR + 0.20%),
9/30/2024
(a)(c)
2,000,000 2,000,000
Westpac Banking Corp., 5.79%, 11/14/2024
(b)
500,000 483,444
Total Commercial Paper (cost $34,796,729) 34,777,240

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 35.1%
Auto Manufacturers – 2.8%
American Honda Finance Corp. , 1.30% , 9/09/2026 300,000 274,940
BMW US Capital LLC , 5.74% ( 3 Month SOFRIX + 0.38% ) ,
8/12/2024
(a)(c)
300,000 300,344
General Motors Financial Co., Inc. , 5.40% , 4/06/2026 250,000 250,170
Mercedes-Benz Finance North America LLC
5.20%, 8/03/2026
(a)
325,000 325,848
3.45%, 1/06/2027
(a)
325,000 313,122
PACCAR Financial Corp. , 3.55% , 8/11/2025 300,000 294,000
Toyota Motor Credit Corp. , 5.67% ( 3 Month SOFR + 0.32% ) ,
1/13/2025
(c)
300,000 300,431
2,058,855
Banks – 19.8%
ANZ New Zealand Int'l Ltd. , 5.96% ( 3 Month SOFR + 0.60% ) ,
2/18/2025
(a)(c)
300,000 300,826
ASB Bank Ltd. , 3.13% , 5/23/2024
(a)
350,000 348,763
Banco Santander SA , 6.60% ( 3 Month SOFR + 1.24% ) , 5/24/2024
(c)
350,000 350,499
Bank of America NA , 5.53% , 8/18/2026 300,000 303,114
Bank of Montreal
6.43% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 352,900
5.27%, 12/11/2026 325,000 326,544
Bank of Nova Scotia (The)
5.81% (3 Month SOFR + 0.46%), 1/10/2025
(c)
300,000 300,376
5.35%, 12/07/2026 750,000 754,071
Canadian Imperial Bank of Commerce
3.95%, 8/04/2025 275,000 270,168
6.60% (3 Month SOFR + 1.22%), 10/02/2026
(c)
375,000 379,243
Chariot Funding LLC , 5.67% , 7/01/2024
(a)
750,000 750,117
Citigroup, Inc.
6.03% (3 Month SOFR + 0.67%), 5/01/2025
(c)
300,000 300,130
6.90% (3 Month SOFR + 1.53%), 3/17/2026
(c)
300,000 302,776
Commonwealth Bank of Australia , 6.12% ( 3 Month SOFR + 0.75% ) ,
3/13/2026
(a)(c)
350,000 351,557
Goldman Sachs Group, Inc. (The) , 6.16% ( 3 Month SOFR + 0.79% ) ,
12/09/2026
(c)
725,000 726,665
JPMorgan Chase & Co. , 6.67% ( 3 Month SOFR + 1.32% ) ,
4/26/2026
(c)
300,000 302,731
JPMorgan Chase Bank NA , 5.11% , 12/08/2026 325,000 326,017
KeyBank NA , 4.70% , 1/26/2026 300,000 293,153
Manufacturers & Traders Trust Co. , 4.65% , 1/27/2026 300,000 293,632
Mitsubishi UFJ Financial Group, Inc. , 6.75% ( 3 Month SOFR +
1.39% ) , 9/12/2025
(c)
350,000 351,609
Morgan Stanley Bank NA , 6.52% ( 3 Month SOFR + 1.17% ) ,
10/30/2026
(c)
500,000 507,368
National Australia Bank Ltd.
5.73% (3 Month SOFR + 0.38%), 1/12/2025
(a)(c)
300,000 300,269

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 35.1% (continued)
Banks – 19.8% (continued)
National Australia Bank Ltd. (continued)
1.89%, 1/12/2027
(a)
375,000 346,339
National Bank of Canada , 5.25% , 1/17/2025 300,000 299,364
NatWest Markets PLC
5.89% (3 Month SOFR + 0.53%), 8/12/2024
(a)(c)
350,000 350,115
1.60%, 9/29/2026
(a)
225,000 205,773
Nordea Bank Abp , 0.63% , 5/24/2024
(a)
300,000 297,871
PNC Financial Services Group, Inc. (The) , 2.60% , 7/23/2026 325,000 307,660
Royal Bank of Canada , Series G , 5.79% ( 3 Month SOFRIX + 0.44% ) ,
1/21/2025
(c)
300,000 300,301
Standard Chartered PLC , 7.12% ( 3 Month SOFR + 1.74% ) ,
3/30/2026
(a)(c)
350,000 352,508
State Street Corp.
3.55%, 8/18/2025 98,000 96,052
5.27%, 8/03/2026 225,000 226,265
6.20% (3 Month SOFRIX + 0.85%), 8/03/2026
(c)
350,000 351,860
Sumitomo Mitsui Financial Group, Inc. , 1.40% , 9/17/2026 300,000 274,355
Sumitomo Mitsui Trust Bank Ltd.
5.81% (3 Month SOFR + 0.44%), 9/16/2024
(a)(c)
300,000 300,235
6.49% (3 Month SOFR + 1.12%), 3/09/2026
(a)(c)
300,000 302,245
5.65%, 9/14/2026
(a)
325,000 328,222
Toronto-Dominion Bank (The)
5.72% (3 Month SOFR + 0.35%), 9/10/2024
(c)
300,000 300,178
5.53%, 7/17/2026 200,000 201,825
Truist Bank , 3.20% , 4/01/2024 300,000 300,000
Truist Financial Corp. , 5.77% ( 3 Month SOFR + 0.40% ) ,
6/09/2025
(c)
200,000 199,541
US Bancorp , Series V , 2.38% , 7/22/2026 325,000 306,305
Wells Fargo & Co. , 3.00% , 2/19/2025 300,000 293,563
Westpac Banking Corp. , 5.66% ( 3 Month SOFR + 0.30% ) ,
11/18/2024
(c)
300,000 300,202
14,733,307
Computers – 0.4%
International Business Machines Corp. , 4.00% , 7/27/2025 300,000 295,394
295,394
Diversified Financial Services – 1.2%
American Express Co. , 6.12% ( 3 Month SOFR + 0.76% ) ,
2/13/2026
(c)
250,000 250,720
Charles Schwab Corp. (The)
5.88% (3 Month SOFRIX + 0.52%), 5/13/2026
(c)
300,000 299,741
5.88%, 8/24/2026 350,000 355,921
906,382

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 35.1% (continued)
Healthcare-Services – 0.9%
Roche Holdings, Inc. , 6.10% ( 3 Month SOFR + 0.74% ) ,
11/13/2026
(a)(c)
650,000 652,540
652,540
Insurance – 0.4%
Prudential Financial, Inc. , 1.50% , 3/10/2026 300,000 280,882
280,882
Machinery-Diversified – 0.8%
John Deere Capital Corp.
4.80%, 1/09/2026 300,000 299,262
1.70%, 1/11/2027 350,000 321,882
621,144
Media – 0.9%
Comcast Corp. , 2.35% , 1/15/2027 750,000 701,734
701,734
Oil & Gas – 0.4%
BP Capital Markets America, Inc. , 3.41% , 2/11/2026 300,000 291,785
291,785
Pharmaceuticals – 3.2%
AbbVie, Inc. , 2.95% , 11/21/2026 350,000 333,399
AstraZeneca Finance LLC , 0.70% , 5/28/2024 300,000 297,766
Cigna Group (The) , 5.69% , 3/15/2026 650,000 649,948
CVS Health Corp. , 3.00% , 8/15/2026 300,000 286,036
GlaxoSmithKline Capital PLC , 3.00% , 6/01/2024 300,000 298,670
Pfizer Investment Enterprises Pte Ltd. , 4.45% , 5/19/2026 250,000 247,481
Shire Acquisitions Investments Ireland DAC , 3.20% , 9/23/2026 300,000 287,012
2,400,312
Real Estate – 0.9%
Simon Property Group LP , 1.38% , 1/15/2027 725,000 659,822
659,822
Retail – 1.3%
Target Corp. , 1.95% , 1/15/2027 700,000 650,874
Walmart, Inc. , 3.90% , 9/09/2025 300,000 295,802
946,676
Semiconductors – 0.4%
Intel Corp. , 3.70% , 7/29/2025 300,000 294,133
294,133
Software – 0.8%
Oracle Corp. , 2.65% , 7/15/2026 300,000 283,982
Salesforce, Inc. , 0.63% , 7/15/2024 300,000 295,866
579,848

See Notes to Statement of Investments
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 35.1% (continued)
Telecommunications – 0.9%
AT&T, Inc. , 4.25% , 3/01/2027 700,000 687,448
687,448
Total Corporate Bonds (cost $26,129,178) 26,110,262
U.S. Treasury Government Securities – 6.6%
U.S. Treasury Notes
3.13%, 8/15/2025 2,500,000 2,443,408
4.88%, 11/30/2025 2,500,000 2,504,004
Total U.S. Treasury Government Securities (cost $4,976,052) 4,947,412
Shares
Investment Companies – 7.7%
Registered Investment Companies – 7.7%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(d)(e)
(cost $5,756,059) 5,756,059 5,756,059
Total Investments (cost $72,238,732) 96.9% 72,149,011
Cash and Receivables (Net) 3.1% 2,274,163
Net Assets 100.0% 74,423,174
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $30,649,092 or 41.18% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of March 31, 2024.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Ultra Short Income ETF (the
“fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each
Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S.
Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of March 31, 2024 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At March 31, 2024, accumulated net unrealized depreciation on investments was
$89,721, consisting of gross appreciation of $79,829 and gross depreciation of
$169,550.
At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 558,038 — 558,038
Commercial Paper — 34,777,240 — 34,777,240
Corporate Bonds — 26,110,262 — 26,110,262
U.S. Treasury Government
Securities — 4,947,412 — 4,947,412
Investment Companies 5,756,059 — — 5,756,059
†
See Statement of Investments for additional detailed categorizations, if any.